UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 92.7%
COMMON STOCKS
Aerospace/Defense 2.5%
78,284	Boeing Co.	$5,144,825
41,612	General Dynamics Corp.	3,503,730
13,799	Goodrich Corp.	654,901
77,115	Honeywell International, Inc.	3,877,342
12,500	L-3 Communications Holdings, Inc.	1,135,875
35,156	Lockheed Martin Corp.	3,468,491
35,148	Northrop Grumman Corp.	2,351,401
12,800	Precision Castparts Corp.	1,233,536
44,444	Raytheon Co.	2,501,308
16,563	Rockwell Collins, Inc.	794,361
100,140	United Technologies Corp.	6,178,639

		30,844,409

Air Freight & Logistics 0.9%
16,700	C.H. Robinson Worldwide, Inc.(b)	915,828
18,500	Expeditors International of Washington, Inc.(b)	795,500
30,416	FedEx Corp.	2,396,477
105,000	United Parcel Service, Inc. (Class B Stock)	6,454,350

		10,562,155

Airlines 0.1%
63,374	Southwest Airlines Co.	826,397

Auto Components 0.2%
24,971	Goodyear Tire & Rubber Co. (The)(a)(b)	445,233
61,456	Johnson Controls, Inc.	1,762,558

		2,207,791

Automobiles 0.2%
216,038	Ford Motor Co.(a)(b)	1,039,143
57,978	General Motors Corp.(b)	666,747
26,700	Harley-Davidson, Inc.(b)	968,142

		2,674,032

Beverages 2.3%
74,254	Anheuser-Busch Cos., Inc.	4,612,658
8,776	Brown-Forman Corp. (Class B Stock)	663,202
205,532	Coca-Cola Co. (The)	10,683,554
29,800	Coca-Cola Enterprises, Inc.	515,540
21,500	Constellation Brands, Inc. (Class A Stock)(a)	426,990
13,994	Molson Coors Brewing Co. (Class B Stock)	760,294
12,700	Pepsi Bottling Group, Inc.	354,584
163,205	PepsiCo, Inc.	10,378,206

		28,395,028

Biotechnology 1.3%
113,704	Amgen, Inc.(a)	5,362,280
31,220	Biogen Idec, Inc.(a)	1,744,886
41,200	Celgene Corp.(a)	2,631,444
25,000	Genzyme Corp.(a)	1,800,500
96,100	Gilead Sciences, Inc.(a)	5,088,495

		16,627,605

Building Products
33,526	Masco Corp.	527,364

Capital Markets 2.6%
14,500	American Capital Ltd.(b)	344,665
23,471	Ameriprise Financial, Inc.	954,566
117,638	Bank of New York Mellon Corp. (The)(b)	4,450,246
101,811	Charles Schwab Corp. (The)	2,091,198
30,000	E*Trade Financial Corp.(a)(b)	94,200
9,400	Federated Investors, Inc. (Class B Stock)	323,548
16,214	Franklin Resources, Inc.	1,486,013
40,600	Goldman Sachs Group, Inc. (The)	7,100,939
17,600	Janus Capital Group, Inc.(b)	465,872
14,300	Legg Mason, Inc.	623,051
65,948	Lehman Brothers Holdings, Inc.	1,306,430
93,334	Merrill Lynch & Co., Inc.(b)	2,959,621
115,936	Morgan Stanley	4,181,812
20,862	Northern Trust Corp.	1,430,507
45,062	State Street Corp.	2,883,517
27,900	T. Rowe Price Group, Inc.(b)	1,575,513

		32,271,698

Chemicals 2.0%
21,532	Air Products & Chemicals, Inc.	2,128,654
6,445	Ashland, Inc.	310,649
96,036	Dow Chemical Co. (The)	3,352,617
96,844	E.I. Du Pont de Nemours & Co.	4,153,639
8,193	Eastman Chemical Co.	564,170
18,782	Ecolab, Inc.	807,438
12,031	Hercules, Inc.	203,685
6,375	International Flavors & Fragrances, Inc.	249,008
56,484	Monsanto Co.	7,141,836
16,974	PPG Industries, Inc.(b)	973,798
33,158	Praxair, Inc.	3,124,810
12,870	Rohm & Haas Co.	597,683
13,032	Sigma-Aldrich Corp.	701,904

		24,309,891

Commercial Banks 2.0%
56,458	BB&T Corp.(b)	1,285,549
15,961	Comerica, Inc.(b)	409,080
62,873	Fifth Third Bancorp	640,047
9,800	First Horizon National Corp.(b)	72,814
53,429	Huntington Bancshares, Inc.	308,285
44,035	KeyCorp.	483,504
7,700	M&T Bank Corp.(b)	543,158

30,399	Marshall & Ilsley Corp.(b)	466,017
51,698	National City Corp.(b)	246,599
32,436	PNC Financial Services Group, Inc.	1,852,096
89,174	Regions Financial Corp.(b)	972,888
34,883	SunTrust Banks, Inc.	1,263,462
179,095	U.S. Bancorp	4,994,960
223,859	Wachovia Corp.(b)	3,476,530
339,780	Wells Fargo & Co.(b)	8,069,776
10,700	Zions Bancorporation(b)	336,943

		25,421,708

Commercial Services & Supplies 0.5%
35,500	Allied Waste Industries, Inc.(a)	448,010
11,968	Avery Dennison Corp.	525,754
15,200	Cintas Corp.(b)	402,952
13,530	Equifax, Inc.	454,879
13,000	Monster Worldwide, Inc.(a)(b)	267,930
21,125	Pitney Bowes, Inc.	720,363
21,840	R.R. Donnelley & Sons Co.	648,430
16,300	Robert Half International, Inc.	390,711
48,713	Waste Management, Inc.	1,836,966

		5,695,995

Communications Equipment 2.3%
12,057	Ciena Corp.(a)(b)	279,361
607,644	Cisco Systems, Inc.(a)	14,133,800
163,097	Corning, Inc.	3,759,386
16,187	JDS Uniphase Corp.(a)(b)	183,884
60,100	Juniper Networks, Inc.(a)(b)	1,333,018
225,913	Motorola, Inc.	1,658,201
168,500	QUALCOMM, Inc.	7,476,345
42,194	Tellabs, Inc.(a)(b)	196,202

		29,020,197

Computers & Peripherals 4.4%
90,724	Apple, Inc.(a)	15,190,827
207,940	Dell, Inc.(a)(b)	4,549,727
214,504	EMC Corp.(a)(b)	3,151,064
256,702	Hewlett-Packard Co.(b)	11,348,795
141,334	International Business Machines Corp.	16,752,319
11,452	Lexmark International, Inc. (Class A Stock)(a)(b)	382,840
34,200	NetApp, Inc.(a)(b)	740,772
22,500	QLogic Corp.(a)	328,275
22,400	SanDisk Corp.(a)(b)	418,880
79,424	Sun Microsystems, Inc.(a)(b)	864,133
16,800	Teradata Corp.(a)	388,752

		54,116,384

Construction & Engineering 0.2%
8,937	Fluor Corp.	1,662,997
12,100	Jacobs Engineering Group, Inc.(a)(b)	976,470

		2,639,467

Construction Materials
9,300	Vulcan Materials Co.(b)	555,954

Consumer Finance 0.6%
122,259	American Express Co.	4,605,496
41,766	Capital One Financial Corp.(b)	1,587,526
49,818	Discover Financial Services(b)	656,103
39,492	SLM Corp.(a)	764,170

		7,613,295

Containers & Packaging 0.1%
10,532	Ball Corp.(b)	502,799
8,210	Bemis Co., Inc.	184,068
11,958	Pactiv Corp.(a)(b)	253,868
18,436	Sealed Air Corp.	350,468

		1,291,203

Distributors 0.1%
17,699	Genuine Parts Co.(b)	702,296

Diversified Consumer Services 0.1%
14,300	Apollo Group, Inc. (Class A Stock)(a)(b)	632,918
32,420	H&R Block, Inc.	693,788

		1,326,706

Diversified Financial Services 3.1%
462,071	Bank of America Corp.	11,029,635
25,000	CIT Group, Inc.	170,250
560,055	Citigroup, Inc.	9,386,522
4,990	CME Group, Inc.(b)	1,912,118
7,400	IntercontinentalExchange, Inc.(a)	843,600
355,193	JPMorgan Chase & Co.	12,186,672
18,300	Leucadia National Corp.(b)	859,002
21,776	Moody's Corp.(b)	749,965
24,600	NYSE Euronext(b)	1,246,236

		38,384,000

Diversified Telecommunication Services 2.7%
617,131	AT&T, Inc.	20,791,144
9,750	CenturyTel, Inc.	347,003
37,800	Citizens Communications Co.(b)	428,652
14,688	Embarq Corp.	694,302
170,636	Qwest Communications International, Inc.(b)	670,599
297,233	Verizon Communications, Inc.	10,522,048
49,677	Windstream Corp.	613,014

		34,066,762

Electric Utilities 2.2%
15,300	Allegheny Energy, Inc.	766,683
44,391	American Electric Power Co., Inc.	1,785,850
135,669	Duke Energy Corp.	2,357,927
36,462	Edison International	1,873,418
18,815	Entergy Corp.	2,266,831

67,456	Exelon Corp.	6,068,341
31,606	FirstEnergy Corp.	2,602,122
42,972	FPL Group, Inc.	2,818,104
15,600	Pepco Holdings, Inc.	400,140
10,800	Pinnacle West Capital Corp.	332,316
36,352	PPL Corp.	1,900,119
27,658	Progress Energy, Inc.(b)	1,156,934
81,415	Southern Co.(b)	2,843,012

		27,171,797

Electrical Equipment 0.5%
18,440	Cooper Industries Ltd. (Class A Stock)	728,380
84,150	Emerson Electric Co.	4,161,217
15,163	Rockwell Automation, Inc.(b)	663,078

		5,552,675

Electronic Equipment & Instruments 0.3%
38,298	Agilent Technologies, Inc.(a)	1,361,111
23,900	Jabil Circuit, Inc.	392,199
9,050	Molex, Inc.	220,911
49,295	Tyco Electronics Ltd.	1,765,746

		3,739,967

Energy Equipment & Services 3.4%
31,679	Baker Hughes, Inc.	2,766,844
28,200	BJ Services Co.(b)	900,708
24,100	Cameron International Corp.(a)(b)	1,333,935
15,400	ENSCO International, Inc.	1,243,396
89,722	Halliburton Co.	4,761,547
30,500	Nabors Industries Ltd.(a)	1,501,515
43,200	National Oilwell Varco, Inc.(a)	3,832,704
30,900	Noble Corp.	2,007,264
10,410	Rowan Cos., Inc.	486,668
122,742	Schlumberger Ltd.	13,186,172
20,200	Smith International, Inc.	1,679,428
32,630	Transocean, Inc.	4,972,486
67,600	Weatherford International Ltd.(a)	3,352,284

		42,024,951

Food & Staples Retailing 2.5%
45,108	Costco Wholesale Corp.	3,163,875
146,999	CVS Caremark Corp.	5,816,750
68,234	Kroger Co. (The)	1,969,916
49,600	Safeway, Inc.	1,416,080
21,478	SUPERVALU, Inc.	663,455
62,080	Sysco Corp.	1,707,821
103,278	Walgreen Co.	3,357,568
239,326	Wal-Mart Stores, Inc.(b)	13,450,121
4,400	Whole Foods Market, Inc.(b)	104,236

		31,649,822

Food Products 1.4%
65,459	Archer-Daniels-Midland Co.(b)	2,209,241
22,047	Campbell Soup Co.	737,693
53,743	ConAgra Foods, Inc.	1,036,165
17,000	Dean Foods Co.(a)(b)	333,540
34,372	General Mills, Inc.	2,088,786
33,714	H.J. Heinz Co.	1,613,215
15,416	Hershey Co. (The)(b)	505,336
25,470	Kellogg Co.	1,223,069
155,966	Kraft Foods, Inc. (Class A Stock)	4,437,233
12,600	McCormick & Co., Inc.	449,316
81,686	Sara Lee Corp.	1,000,654
29,300	Tyson Foods, Inc. (Class A Stock)	437,742
23,004	Wm. Wrigley Jr. Co.	1,789,251

		17,861,241

Gas Utilities 0.1%
3,300	Nicor, Inc.	140,547
17,600	Questar Corp.	1,250,304

		1,390,851

Healthcare Equipment & Supplies 1.9%
64,474	Baxter International, Inc.	4,122,467
26,112	Becton Dickinson & Co.(b)	2,122,906
143,172	Boston Scientific Corp.(a)	1,759,584
10,112	C.R. Bard, Inc.	889,350
51,495	Covidien Ltd.	2,466,096
18,307	Hospira, Inc.(a)	734,294
3,200	Intuitive Surgical, Inc.(a)	862,080
115,558	Medtronic, Inc.	5,980,126
35,464	St. Jude Medical, Inc.(a)(b)	1,449,768
25,700	Stryker Corp.	1,616,016
10,400	Varian Medical Systems, Inc.(a)(b)	539,240
23,211	Zimmer Holdings, Inc.(a)	1,579,509

		24,121,436

Healthcare Providers & Services 1.7%
50,872	Aetna, Inc.	2,061,842
17,800	AmerisourceBergen Corp.	711,822
36,873	Cardinal Health, Inc.	1,901,909
27,991	CIGNA Corp.	990,601
17,450	Coventry Health Care, Inc.(a)(b)	530,829
27,800	Express Scripts, Inc.(a)(b)	1,743,616
18,910	Humana, Inc.(a)	752,051
11,100	Laboratory Corp. of America Holdings(a)(b)	772,893
27,776	McKesson Corp.	1,552,956
53,468	Medco Health Solutions, Inc.(a)	2,523,690
9,800	Patterson Cos., Inc.(a)(b)	288,022
17,500	Quest Diagnostics, Inc.	848,225
23,472	Tenet Healthcare Corp.(a)(b)	130,504
127,948	UnitedHealth Group, Inc.	3,358,636
55,200	WellPoint, Inc.(a)	2,630,832

		20,798,428

Healthcare Technology
17,510	IMS Health, Inc.	407,983

Hotels, Restaurants & Leisure 1.2%
42,100	Carnival Corp.(b)	1,387,616
15,653	Darden Restaurants, Inc.	499,957
34,300	International Game Technology	856,814
32,204	Marriott International, Inc. (Class A Stock)	845,033
116,630	McDonald's Corp.	6,556,939
66,900	Starbucks Corp.(a)(b)	1,053,006
20,200	Starwood Hotels & Resorts Worldwide, Inc.(b)	809,414
6,579	Wendy's International, Inc.	179,080
21,251	Wyndham Worldwide Corp.	380,605
49,564	Yum! Brands, Inc.(b)	1,739,201

		14,307,665

Household Durables 0.4%
7,032	Black & Decker Corp.	404,410
13,894	Centex Corp.	185,763
26,000	D.R. Horton, Inc.(b)	282,100
15,808	Fortune Brands, Inc.	986,578
6,700	Harman International Industries, Inc.	277,313
7,082	KB Home	119,898
17,600	Leggett & Platt, Inc.	295,152
13,400	Lennar Corp. (Class A Stock)(b)	165,356
29,827	Newell Rubbermaid, Inc.	500,795
17,472	Pulte Homes, Inc.	168,255
6,842	Snap-On, Inc.	355,852
7,838	Stanley Works (The)(b)	351,378
6,885	Whirlpool Corp.(b)	425,011

		4,517,861

Household Products 2.1%
13,732	Clorox Co.	716,810
52,930	Colgate-Palmolive Co.	3,657,463
43,616	Kimberly-Clark Corp.	2,607,364
314,023	Procter & Gamble Co.	19,095,740

		26,077,377

Independent Power Producers & Energy Traders 0.3%
71,000	AES Corp. (The)(a)(b)	1,363,910
17,929	Constellation Energy Group, Inc.(b)	1,471,971
33,100	Dynegy, Inc. (Class A Stock)(a)(b)	283,005

		3,118,886

Industrial Conglomerates 2.9%
72,498	3M Co.	5,045,136
1,032,372	General Electric Co.	27,554,008
25,634	Textron, Inc.	1,228,638
56,895	Tyco International Ltd.	2,278,076

		36,105,858

Insurance 3.2%
33,300	ACE Ltd.	1,834,497
48,900	AFLAC, Inc.(b)	3,070,920

56,208	Allstate Corp. (The)	2,562,523
276,638	American International Group, Inc.	7,319,840
26,989	Aon Corp.	1,239,875
9,800	Assurant, Inc.	646,408
36,868	Chubb Corp.	1,806,901
15,507	Cincinnati Financial Corp.	393,878
43,400	Genworth Financial, Inc. (Class A Stock)	772,954
32,853	Hartford Financial Services Group, Inc.	2,121,318
26,751	Lincoln National Corp.	1,212,355
37,417	Loews Corp.(b)	1,754,857
53,740	Marsh & McLennan Cos., Inc.	1,426,797
10,000	MBIA, Inc.(b)	43,900
74,600	MetLife, Inc.(b)	3,936,642
27,900	Principal Financial Group, Inc.	1,170,963
60,516	Progressive Corp. (The)	1,132,860
45,700	Prudential Financial, Inc.(b)(d)	2,730,118
8,929	SAFECO Corp.	599,672
10,115	Torchmark Corp.	593,245
63,811	Travelers Cos., Inc. (The)	2,769,397
37,626	Unum Group	769,452
16,800	XL Capital Ltd. (Class A Stock)	345,408

		40,254,780

Internet & Catalog Retail 0.2%
30,300	Amazon.Com, Inc.(a)(b)	2,221,899
22,000	Expedia, Inc.(a)	404,360
20,700	IAC/InterActiveCorp(a)	399,096

		3,025,355

Internet Software & Services 1.6%
13,800	Akamai Technologies, Inc.(a)(b)	480,102
117,400	eBay, Inc.(a)	3,208,542
23,900	Google, Inc. (Class A Stock)(a)	12,581,438
19,200	VeriSign, Inc.(a)(b)	725,760
138,600	Yahoo!, Inc.(a)	2,863,476

		19,859,318

IT Services 0.9%
11,000	Affiliated Computer Services, Inc. (Class A Stock)(a)	588,390
53,878	Automatic Data Processing, Inc.	2,257,488
25,400	Cognizant Technology Solutions Corp. (Class A Stock)(a)	825,754
17,651	Computer Sciences Corp.(a)(b)	826,773
12,900	Convergys Corp.(a)	191,694
54,900	Electronic Data Systems Corp.	1,352,736
13,900	Fidelity National Information Services, Inc.	513,049
18,900	Fiserv, Inc.(a)	857,493
34,325	Paychex, Inc.	1,073,686
15,371	Total System Services, Inc.	341,544
27,590	Unisys Corp.(a)	108,981
76,752	Western Union Co. (The)	1,897,309

		10,834,897

Leisure Equipment & Products 0.1%
26,365	Eastman Kodak Co.(b)	380,447

14,054	Hasbro, Inc.(b)	502,009
37,213	Mattel, Inc.	637,086

		1,519,542

Life Sciences, Tools & Services 0.3%
17,964	Applied Biosystems, Inc.	601,435
3,561	Millipore Corp.(a)(b)	241,649
13,070	PerkinElmer, Inc.(b)	364,000
43,202	Thermo Fisher Scientific, Inc.(a)(b)	2,407,647
10,700	Waters Corp.(a)	690,150

		4,304,881

Machinery 1.8%
66,156	Caterpillar, Inc.	4,883,637
22,016	Cummins, Inc.	1,442,488
25,900	Danaher Corp.	2,002,070
43,980	Deere & Co.	3,172,277
19,162	Dover Corp.	926,866
17,054	Eaton Corp.	1,449,078
39,536	Illinois Tool Works, Inc.	1,878,355
37,231	Ingersoll-Rand Co. Ltd. (Class A Stock)	1,393,556
18,472	ITT Corp.	1,169,832
10,700	Manitowoc Co., Inc. (The)	348,071
38,064	PACCAR, Inc.	1,592,217
10,704	Pall Corp.	424,735
19,638	Parker Hannifin Corp.	1,400,582
10,100	Terex Corp.(a)	518,837

		22,602,601

Media 2.6%
72,176	CBS Corp. (Class B Stock)	1,406,710
44,738	Clear Channel Communications, Inc.	1,574,778
309,385	Comcast Corp. (Class A Stock)(b)	5,869,033
76,500	DIRECTV Group, Inc. (The)(a)	1,982,115
9,300	E.W. Scripps Co. (Class A Stock)	386,322
27,989	Gannett Co., Inc.(b)	606,522
31,812	Interpublic Group of Cos., Inc.(a)(b)	273,583
36,600	McGraw-Hill Cos., Inc. (The)	1,468,392
5,096	Meredith Corp.(b)	144,166
11,490	New York Times Co. (The) (Class A Stock)(b)	176,831
229,000	News Corp. (Class A Stock)(b)	3,444,160
34,034	Omnicom Group, Inc.	1,527,446
368,124	Time Warner, Inc.(b)	5,448,235
66,076	Viacom, Inc. (Class B Stock)(a)	2,017,961
196,013	Walt Disney Co. (The)(b)	6,115,606
400	Washington Post Co. (The) (Class B Stock)	234,760

		32,676,620

Metals & Mining 1.3%
86,144	Alcoa, Inc.(b)	3,068,449
9,818	Allegheny Technologies, Inc.(b)	582,011
40,746	Freeport-McMoRan Copper & Gold, Inc.(b)	4,775,024
47,797	Newmont Mining Corp.	2,493,092
32,412	Nucor Corp.	2,420,204

2,000	Titanium Metals Corp.	27,980
12,409	United States Steel Corp.	2,292,935

		15,659,695

Multiline Retail 0.6%
8,124	Big Lots, Inc.(a)(b)	253,794
3,223	Dillard’s, Inc. (Class A Stock)	37,290
12,700	Family Dollar Stores, Inc.	253,238
24,284	J.C. Penney Co., Inc.	881,266
30,700	Kohl’s Corp.(a)(b)	1,229,228
45,982	Macy’s, Inc.	892,970
17,000	Nordstrom, Inc.(b)	515,100
3,907	Sears Holdings Corp.(a)(b)	287,790
80,082	Target Corp.(b)	3,723,012

		8,073,688

Multi-Utilities 1.1%
23,769	Ameren Corp.	1,003,765
36,679	CenterPoint Energy, Inc.	588,698
22,100	CMS Energy Corp.(b)	329,290
28,651	Consolidated Edison, Inc.(b)	1,119,968
59,904	Dominion Resources, Inc.(b)	2,844,841
18,687	DTE Energy Co.(b)	793,076
5,308	Integrys Energy Group, Inc.	269,806
33,200	NiSource, Inc.	594,944
37,152	PG&E Corp.	1,474,563
51,994	Public Service Enterprise Group, Inc.	2,388,084
26,498	Sempra Energy	1,495,812
21,200	TECO Energy, Inc.(b)	455,588
44,383	Xcel Energy, Inc.	890,767

		14,249,202

Office Electronics 0.1%
89,898	Xerox Corp.	1,219,017

Oil, Gas & Consumable Fuels 11.7%
48,136	Anadarko Petroleum Corp.	3,602,498
35,348	Apache Corp.	4,913,372
5,700	Cabot Oil & Gas Corp.	386,061
49,100	Chesapeake Energy Corp.	3,238,636
214,792	Chevron Corp.	21,292,332
161,557	ConocoPhillips	15,249,365
18,900	Consol Energy, Inc.	2,123,793
47,500	Devon Energy Corp.	5,707,600
72,404	El Paso Corp.	1,574,063
25,500	EOG Resources, Inc.	3,345,600
546,514	Exxon Mobil Corp.(b)	48,164,280
29,434	Hess Corp.	3,714,276
77,278	Marathon Oil Corp.	4,008,410
4,800	Massey Energy Co.	450,000
20,900	Murphy Oil Corp.	2,049,245
18,500	Noble Energy, Inc.	1,860,360
85,976	Occidental Petroleum Corp.	7,725,803
27,000	Peabody Energy Corp.(b)	2,377,350
14,600	Range Resources Corp.	956,884

33,300	Southwestern Energy Co.(a)	1,585,413
66,084	Spectra Energy Corp.	1,899,254
12,828	Sunoco, Inc.(b)	521,971
12,100	Tesoro Corp.(b)	239,217
57,500	Valero Energy Corp.	2,367,850
63,892	Williams Cos., Inc.	2,575,487
53,916	XTO Energy, Inc.	3,693,785

		145,622,905

Paper & Forest Products 0.2%
43,084	International Paper Co.(b)	1,003,858
15,235	MeadWestvaco Corp.	363,202
17,500	Weyerhaeuser Co.(b)	894,950

		2,262,010

Personal Products 0.2%
44,644	Avon Products, Inc.	1,608,077
10,400	Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	483,080

		2,091,157

Pharmaceuticals 5.7%
158,774	Abbott Laboratories	8,410,259
30,564	Allergan, Inc.	1,590,856
12,900	Barr Pharmaceuticals, Inc.(a)(b)	581,532
203,614	Bristol-Myers Squibb Co.	4,180,195
101,797	Eli Lilly & Co.	4,698,950
36,200	Forest Laboratories, Inc.(a)	1,257,588
291,869	Johnson & Johnson	18,778,851
31,933	King Pharmaceuticals, Inc.(a)	334,339
225,844	Merck & Co., Inc.	8,512,060
19,900	Mylan, Inc.(b)	240,193
704,923	Pfizer, Inc.	12,315,005
167,424	Schering-Plough Corp.	3,296,579
12,500	Watson Pharmaceuticals, Inc.(a)(b)	339,625
137,191	Wyeth	6,579,680

		71,115,712

Real Estate Investment Trust 1.1%
11,795	Apartment Investment & Management Co. (Class A Stock)(b)	401,738
7,300	AvalonBay Communities, Inc.(b)	650,868
11,800	Boston Properties, Inc.	1,064,596
14,500	Developers Diversified Realty Corp.	503,295
27,600	Equity Residential(b)	1,056,252
26,500	General Growth Properties, Inc.(b)	928,295
19,200	HCP, Inc.	610,752
52,500	Host Hotels & Resorts, Inc.(b)	716,625
25,500	Kimco Realty Corp.(b)	880,260
17,200	Plum Creek Timber Co., Inc.	734,612
28,700	ProLogis	1,559,845
12,900	Public Storage	1,042,191
23,400	Simon Property Group, Inc.(b)	2,103,426
14,400	Vornado Realty Trust(b)	1,267,200

		13,519,955

Real Estate Management & Development
17,300	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	332,160

Road & Rail 1.0%
31,123	Burlington Northern Santa Fe Corp.	3,108,876
43,406	CSX Corp.	2,726,331
40,111	Norfolk Southern Corp.	2,513,756
6,121	Ryder System, Inc.	421,614
55,858	Union Pacific Corp.	4,217,280

		12,987,857

Semiconductors & Semiconductor Equipment 2.4%
50,124	Advanced Micro Devices, Inc.(a)(b)	292,223
30,300	Altera Corp.	627,210
36,100	Analog Devices, Inc.	1,146,897
129,888	Applied Materials, Inc.(b)	2,479,562
52,500	Broadcom Corp. (Class A Stock)(a)	1,432,725
589,288	Intel Corp.(b)	12,657,907
9,720	KLA-Tencor Corp.(b)	395,701
23,700	Linear Technology Corp.(b)	771,909
68,844	LSI Corp.(a)(b)	422,702
20,700	MEMC Electronic Materials, Inc.(a)	1,273,878
19,700	Microchip Technology, Inc.(b)	601,638
54,716	Micron Technology, Inc.(a)	328,296
31,852	National Semiconductor Corp.(b)	654,240
9,400	Novellus Systems, Inc.(a)	199,186
58,800	NVIDIA Corp.(a)(b)	1,100,736
23,800	Teradyne, Inc.(a)(b)	263,466
138,552	Texas Instruments, Inc.(b)	3,901,624
29,200	Xilinx, Inc.	737,300

		29,287,200

Software 3.3%
54,340	Adobe Systems, Inc.(a)	2,140,453
25,320	Autodesk, Inc.(a)(b)	856,069
20,500	BMC Software, Inc.(a)(b)	738,000
40,758	CA, Inc.	941,102
18,400	Citrix Systems, Inc.(a)	541,144
27,200	Compuware Corp.(a)	259,488
31,700	Electronic Arts, Inc.(a)	1,408,431
35,200	Intuit, Inc.(a)	970,464
832,912	Microsoft Corp.	22,913,409
29,602	Novell, Inc.(a)	174,356
411,040	Oracle Corp.(a)	8,631,840
90,517	Symantec Corp.(a)(b)	1,751,504

		41,326,260

Specialty Retail 1.4%
9,400	Abercrombie & Fitch Co. (Class A Stock)(b)	589,192
20,523	AutoNation, Inc.(a)(b)	205,640
4,900	AutoZone, Inc.(a)(b)	592,949
21,700	Bed Bath & Beyond, Inc.(a)	609,770
36,400	Best Buy Co., Inc.	1,441,440
15,600	GameStop Corp. (Class A Stock)(a)(b)	630,240

48,113	Gap, Inc. (The)(b)	802,044
176,884	Home Depot, Inc.	4,142,622
30,822	Limited Brands, Inc.(b)	519,351
150,896	Lowe’s Cos., Inc.	3,131,092
32,600	Office Depot, Inc.(a)(b)	356,644
9,854	RadioShack Corp.(b)	120,909
10,016	Sherwin-Williams Co. (The)(b)	460,035
74,225	Staples, Inc.	1,762,844
14,000	Tiffany & Co.(b)	570,500
44,832	TJX Cos., Inc.	1,410,863

		17,346,135

Textiles, Apparel & Luxury Goods 0.4%
42,600	Coach, Inc.(a)(b)	1,230,288
9,500	Jones Apparel Group, Inc.	130,625
13,292	Liz Claiborne, Inc.	188,082
35,876	NIKE, Inc. (Class B Stock)(b)	2,138,568
6,000	Polo Ralph Lauren Corp.	376,680
8,234	V.F. Corp.	586,096

		4,650,339

Thrifts & Mortgage Finance 0.4%
56,548	Countrywide Financial Corp.(b)	240,329
110,234	Fannie Mae(b)	2,150,665
68,032	Freddie Mac	1,115,725
57,100	Hudson City Bancorp, Inc.(b)	952,428
5,000	MGIC Investment Corp.(b)	30,550
46,475	Sovereign Bancorp, Inc.(b)	342,056
103,871	Washington Mutual, Inc.(b)	512,084

		5,343,837

Tobacco 1.5%
219,479	Altria Group, Inc.	4,512,488
15,561	Lorillard Inc.(a)(b)	1,076,192
216,979	Philip Morris International, Inc.	10,716,593
20,800	Reynolds American, Inc.	970,736
15,599	UST, Inc.	851,861

		18,127,870

Trading Companies & Distributors 0.1%
7,274	W.W. Grainger, Inc.(b)	595,013

Wireless Telecommunication Services 0.4%
39,100	American Tower Corp. (Class A Stock)(a)	1,651,975
296,174	Sprint Nextel Corp.	2,813,653

		4,465,628

	Total long-term investments (cost $662,373,183)	1,152,280,769

SHORT-TERM INVESTMENTS 20.8%
Affiliated Money Market Mutual Fund 20.6%
256,109,562	Dryden Core Investment Fund-Taxable Money Market Series (cost $256,109,562; includes $217,767,406 of cash collateral received for securities on loan)(c)(d)(e)	256,109,562

Principal Amount (000)
U.S. Government Securities 0.2%
$3,000	United States Treasury Bill, 1.82%, 09/18/08(f)(g) (cost $2,988,104)	2,988,195

	Total short-term investments (cost $259,097,666)	259,097,757

	Total Investments 113.5% (cost $921,470,849)(h)	1,411,378,526
	Liabilities in excess of other assets(i) (13.5%)	(168,038,646)

	Net Assets 100.0%	$1,243,339,880

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $208,937,859; cash collateral of $217,767,406 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Security segregated as collateral for futures contracts.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$936,735,394	$538,450,626	$(63,807,494)	$474,643,132

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(i)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at June 30, 2008	Value at Trade Date	Unrealized Depreciation
126	Long Position: S&P 500 Index Futures	Sep. 2008	$40,354,650	$42,027,275	$(1,672,625)

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a separate portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.